Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31, 2025	December 31, 2024
Accounts receivable	$1,738,052	$991,467
Less: allowance for credit losses	-	-
Total accounts receivable, net	$1,738,052	$991,467